CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,138	$ 4,096
Short term deposit	1,014	6,085
Restricted cash	10	10
Prepaid clinical trial expenses and deferred clinical trial costs	1,962	1,728
Prepaid expenses and other current assets	154	365
Total current assets	8,278	12,284
Property and equipment, net	38	44
Total assets	8,316	12,328
Current liabilities:
Trade payables	70	209
Employees and related liabilities	501	499
Accrued expenses	525	356
Total current liabilities	1,096	1,064
Non-current liabilities:
Provision for uncertain tax positions	247	243
Total non-current liabilities	247	243
Total liabilities	1,343	1,307
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, NIS 0.3 par value; Authorized: 5,000,000 shares as of June 30, 2023, 2,666,667 as of December 31, 2022; Issued and outstanding: 1,090,452 and 1,081,755 shares as of June 30, 2023 and December 31, 2022, respectively.(*)	94	94
Additional paid-in capital	43,887	43,446
Accumulated deficit	(37,008)	(32,519)
Total shareholders’ equity	6,973	11,021
Total liabilities and shareholders’ equity	$ 8,316	$ 12,328